Cover	Mar. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2023
Entity File Number	1-3543
Entity Registrant Name	DUKE ENERGY INDIANA, LLC
Entity Central Index Key	0000081020
Entity Tax Identification Number	35-0594457
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	1000 East Main Street
Entity Address, City or Town	Plainfield
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46168
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false